Share Capital and Reserves	6 Months Ended
Jun. 30, 2025
Share Capital and Reserves [Abstract]
Share capital and reserves

Note 4 - Share capital and reserves

A.	Composition of share capital

	June 30, 2025		December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Unaudited		Audited
Ordinary shares, par value NIS 0.01 each	10,000,000,000	3,741,252,546	1,000,000,000	415,103,076

B.	Securities purchase agreements

On January 30, 2025, the Company entered into securities purchase agreements with certain institutional investors of selling through a registered direct offering an aggregate of 195,428,970 ordinary shares (represented by ADSs) together with unregistered warrants to purchase ADSs up to an aggregate of 390,857,940 ordinary shares (exercisable up to 108,599 ADSs, with an exercise price of $31.99 per ADS) for gross amount of $1,520 thousand (approximately NIS 5,487). The net cash expenses of such issuance amounted to $163 thousand (approximately NIS 587). In addition the Company issued to the Placement Agent, warrants to purchase up to an aggregate of 13,680,000 ordinary shares (exercisable up to 3,801 ADS’s, with an exercise price of $34.99 per ADS). The company allocated an amount of NIS 3,557 to the warrants which are accounted for as derivative warrant liability and the remaining NIS 1,930 was allocated to the ordinary shares. Out of the related issuance expenses, an amount of NIS 381 was allocated to the derivative warrant liability and recognized as an expense in profit or loss and the remaining amount of NIS 206 that was allocated to the ordinary shares was recognized as a decrease from equity. The fair value of the issuance to the placement agent amounted to NIS 190 and was accounted for as share-based payment. Such amount was allocated to the warrants and the ordinary shares in a similar manner to the other issuance expenses.

C.	Increasing the Company authorized shares

On August 18, 2025, the general meeting of shareholders of the Company approved to increase the authorized shares of the Company to 500,000,000,000 ordinary shares.

D.	Rights attached to the ordinary shares

The ordinary shares of the Company grant the holders thereof the right to participate and vote in shareholders meetings, the right to receive a dividend, as declared, the right to participate in distributions of bonus shares and the right to participate in the distribution of the assets of the Company upon liquidation.

E.	ADS Ratio Change

On June 11, 2025, the Company effected the change in the ratio of each ADS to Ordinary Shares from one (1) ADS representing one thousand two hundred (1,200) Ordinary Shares, to one (1) ADS representing three thousand six hundred (3,600) Ordinary Shares. This change in the ADS ratio had has the effect of a reverse stock split on the existing ADSs on the basis of one (1) new ADS for every three (3) old ADSs held by the Company’s holders (the “June 2025 Reverse Stock Split”).

F.	Changes in the issued and outstanding capital

Six months period ended June 30, 2025
Unaudited

Balance as of January 1, 2025	415,103,076
Issuance of Advance Shares resulted from partial exercise of Commitment Amount under equity line and partial repayment of Promissory Notes (see Note 3 above)	3,130,608,000
Issuance of shares as part of shelf prospectus through public offering transaction	195,428,970
Exercise of restricted shares units into ordinary shares	112,500
Balance as of June 30, 2025	3,741,252,546